OMB APPROVAL

OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours
per response 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21189
PIMCO New York Municipal Income Fund III
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: September 30, 2011
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders

     March 31, 2011

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III

PMX	PZC	PYN

Contents

Letter to Shareholders	2-3
Fund Insights/Fund Performance & Statistics	4-6
Schedules of Investments	7-22
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26-27
Statements of Cash Flows	28
Notes to Financial Statements	29-39
Financial Highlights	40-42
Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures	43

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 1

Dear Shareholder:

Municipal bonds came under significant pressure during the six-month period ended March 31, 2011. Concern over the fiscal health of state and local issuers, the end of the federal government’s “Build America Bonds” program and a two-year extension of the Bush-era income tax rates, among other factors, combined to send prices of municipal bonds lower.

The Six-Month Period in Review
During the six-month fiscal period ended March 31, 2011:

•	PIMCO Municipal Income Fund III declined 11.41% on net asset value (“NAV”) and 3.67% on market price.

•	PIMCO California Municipal Fund III fell 13.42% on NAV and 9.47% on market price.

•	PIMCO New York Municipal Income Fund III decreased 10.71% on NAV and 8.82% on market price.

In this environment, the Barclays Capital Municipal Bond Index fell a tax-advantaged 3.68% for the reporting period, while the Barclays Capital U.S. Treasury Bond Index declined 0.98%. The broad, taxable bond market, represented by the Barclays Capital U.S. Aggregate Index, decreased 0.88% for the six months ended March 31, 2011.

The federal government discontinued its “Build America Bonds” program on December 31, 2010. The program, part of the Obama administration’s economic stimulus package, subsidized taxable municipal securities in an effort to attract investors. As the program wound down, many state and local governments flooded the market with new bonds. This temporary oversupply exceeded demand, causing prices to fall. As 2011 began, state and local governments issued fewer new bonds helping to stabilize the municipal bond market.

The Road Ahead – and the Case for Municipals
The fiscal pressures faced by many states and cities are undeniable. In fiscal year 2012, they are grappling with an expected aggregate budget shortfall of $134 billion. In addition, cities and states also have more in excess of $1 trillion in unfunded pension and benefit liabilities which is driving many painful decisions to raise taxes and/or reduce spending. These difficult

Hans W. Kertess
Chairman

Brian S. Shlissel
President & CEO

2 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

measures may help explain why the number of municipal bonds defaults of late is lower than in recent periods. In 2010, Standard & Poor’s, reports 110 bonds totalling $2.7 billion defaulted. This represented a decline from 2009, when 151 bonds worth a total of $2.9 billion defaulted. These numbers, in turn, should be considered within the overall context of the $2.7 trillion municipal bond market. In fact, since 1970, only 0.09% of municipal bonds rated by Moody’s Investors Service have defaulted. States are not allowed by law to file for bankruptcy; 49 are required to have balanced budgets. As for local governments, while bankruptcy filings are permitted in 26 states, this has happened only twice in 40 years. In each of these situations, the entities continued to pay interest on their debt while their respective cases were being worked out.

Going forward, we believe states and cities will continue adjusting to their fiscal challenges. In addition, despite the extension of the Bush-era tax cuts through the end of 2012, our expectation is that taxes will trend higher at all levels of government in the years ahead. For these reasons, municipal securities, despite their recent challenges, will remain solid, long-term investments for many people.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO Municipal Income Funds III Fund Insights
March 31, 2011 (unaudited)

For the fiscal six-months ended March 31, 2011, PIMCO Municipal Income Fund III returned (11.41)% on net asset value (“NAV”) and (3.67)% on market price. The unmanaged Barclays Capital Long Municipal Bond Index returned (7.94)% during the reporting period.

For the fiscal six-months ended March 31, 2011, PIMCO California Municipal Income Fund III, returned (13.42)% on NAV and (9.47)% on market price. The unmanaged Barclays Capital Municipal Long California Bond Index returned (9.05)% during the reporting period.

For the fiscal six-months ended March 31, 2011, PIMCO New York Municipal Income Fund III, returned (10.71)% on NAV and (8.82)% on market price. The unmanaged Barclays Capital Municipal Long New York Bond Index returned (7.51)% during the reporting period.

It was a challenging period for certain segments of the fixed income sector. Yields across the Treasury curve moved sharply higher during the period, as two-year Treasuries rose from 0.42% to 0.80% and 10-year Treasuries increased from 2.53% to 3.47%. The rise in yields was attributable to a variety of factors, including mounting inflationary pressures due to higher oil and food prices. In addition, the economy continued to expand, manufacturing activity remained strong, and there were signs that the labor market was improving. For the six months ended March 31, 2011, the Barclays Capital U.S. Aggregate Index returned (0.88)%. Despite stabilizing somewhat toward the end of the period, the municipal market produced poor results. A confluence of events dragged down municipal bonds, including the rising interest rate environment, concerns regarding increased municipal defaults, a large increase in issuance of Build America Bonds at the end of 2010, and substantial redemptions from mutual fund shareholders. All told, the overall municipal market, as measured by the Barclays Capital Municipal Bond Index, returned (3.68)% during the six-month reporting period.

During the reporting period, the Funds exposure to the tobacco sector was a significant detractor from performance. During the fourth quarter of 2010, a number of municipal tobacco settlement trusts were downgraded to below investment grade status. This led to a sharp sell-off, which was exacerbated by forced selling into an illiquid market by mutual funds not permitted to hold non-investment grade securities. Exposure to the corporate-backed sector was also negative for performance as it underperformed the benchmark.

In contrast, exposure to the housing and power sectors was positive for performance as these sectors held up relatively well amid a weak environment in the overall municipal market. Higher credit quality biases were rewarded, as lower rated credits underperformed their higher quality counterparts as a result of concern for an increase in municipal defaults. Moreover, having a shorter duration than the benchmark was beneficial for performance, as municipal yields rose across the curve during the reporting period.

4 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Fund Performance & Statistics
March 31, 2011 (unaudited)

Municipal III:
Total Return(1):	Market Price	NAV

Six Month	(3.67)%	(11.41)%

1 Year	5.22%	(1.54)%

5 Year	0.62%	(2.90)%

Commencement of Operations (10/31/02) to 3/31/11	2.88%	1.23%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/11

Market Price/NAV:

Market Price	$10.58

NAV	$8.71

Premium to NAV	21.47%

Market Price Yield(2)	7.94%

Moody’s Rating
(as a % of total investments)

California Municipal III:
Total Return(1):	Market Price	NAV

Six Month	(9.47)%	(13.42)%

1 Year	6.14%	(3.15)%

5 Year	(4.26)%	(4.92)%

Commencement of Operations (10/31/02) to 3/31/11	0.76%	(0.07)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/11

Market Price/NAV:

Market Price	$9.03

NAV	$8.01

Premium to NAV	12.73%

Market Price Yield(2)	7.97%

Moody’s Rating
(as a % of total investments)

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO Municipal Income Funds III Fund Performance & Statistics
March 31, 2011 (unaudited) (continued)

New York Municipal III:
Total Return(1):	Market Price	NAV

Six Month	(8.82)%	(10.71)%

1 Year	(0.49)%	(2.68)%

5 Year	(4.82)%	(5.90)%

Commencement of Operations (10/31/02) to 3/31/11	(0.29)%	(0.60)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02)
to 3/31/11

Market Price/NAV:

Market Price	$8.62

NAV	$8.07

Premium to NAV	6.82%

Market Price Yield(2)	7.31%

Moody’s Rating
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for the Funds’ shares, or changes in Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at March 31, 2011.

6 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES–97.4%
	Alabama–1.3%
$5,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,184,650
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	Aa3/AA+	515,545
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Ba1/NR	1,346,865
1,000	State Docks Department Rev., 6.00%, 10/1/40	NR/BBB+	975,700

			7,022,760

	Alaska–1.3%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,814,902
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA+	997,390
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,817,375

			6,629,667

	Arizona–5.0%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,105,800
900	5.50%, 1/1/38, Ser. D	NR/A+	855,261
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,581,638
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/BBB−	1,408,530
	Pima Cnty. Industrial Dev. Auth. Rev.,
13,000	5.00%, 9/1/39 (i)	Aa2/AA	11,064,040
750	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB−	659,550
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	Aa1/AA	4,867,900
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,654,776

			26,197,495

	California–13.8%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
1,500	5.00%, 10/1/29	A1/A+	1,468,110
500	5.00%, 4/1/34, Ser. F-1	Aa3/AA	476,370
3,260	5.00%, 10/1/42	A1/A+	2,902,182
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
2,000	5.00%, 6/1/33	Baa3/BB+	1,337,300
4,600	5.125%, 6/1/47	Baa3/BB+	2,763,818
2,120	5.75%, 6/1/47	Baa3/BB+	1,417,602

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	California (continued)

	Health Facs. Financing Auth. Rev.,
$2,500	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,499,725
	Sutter Health,
600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA−	505,152
1,500	6.00%, 8/15/42, Ser. B	Aa3/AA−	1,485,225
3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	A2/A	2,513,036
130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	Aa2/AA−	126,543
1,660	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B (d)	NR/NR	1,661,112
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa3/NR	1,205,550
500	San Diego Cnty. Regional Airport Auth. Rev., 5.00%, 7/1/24, Ser. A	A2/A	503,270
	State, GO,
2,500	4.50%, 8/1/30	A1/A−	2,154,850
3,000	4.50%, 10/1/36	A1/A−	2,413,020
895	4.50%, 12/1/36 (CIFG)	A1/A−	714,264
3,000	5.00%, 12/1/31 (NPFGC)	A1/A−	2,865,870
5,000	5.00%, 6/1/37	A1/A−	4,432,100
250	5.00%, 11/1/37	A1/A−	221,478
5,300	5.00%, 12/1/37	A1/A−	4,740,956
1,350	5.25%, 3/1/38	A1/A−	1,249,398
1,300	5.25%, 11/1/40	A1/A−	1,197,677
3,200	5.50%, 3/1/40	A1/A−	3,083,328
2,500	5.75%, 4/1/31	A1/A−	2,562,675
6,000	6.00%, 4/1/38	A1/A−	6,121,860
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB	935,900
2,485	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,178,649
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	Aa2/NR	3,234,080
10,300	6.75%, 2/1/38	Aa2/NR	11,192,495
1,200	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	785,112
1,500	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	1,235,130
500	Univ. Rev., 5.00%, 5/15/41, Ser. D (FGIC-NPFGC)	Aa2/AA−	453,465

			72,637,302

	Colorado–2.4%
9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (i)	Aa2/AA	10,004,875
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	342,915

8 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Colorado (continued)

$500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A−	500,305
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/CCC	965,055
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	498,365
500	Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34	Baa3/NR	459,345

			12,770,860

	Connecticut–0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	NR/NR	1,288,462

	District of Columbia–2.0%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (i)	Aa2/AA	10,283,900

	Florida–3.5%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A−	3,019,004
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	501,855
4,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (i)	Aa2/AA	4,530,420
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,122,950
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A−	955,200
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,919,887
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	Aa1/AAA	4,193,532

			18,242,848

	Georgia–0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,046,815
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	298,796

			1,345,611

	Hawaii–0.2%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	A3/BBB+	1,308,135

	Illinois–8.0%
	Chicago, GO,
695	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/A+	634,771
5,000	5.00%, 1/1/34, Ser. C (i)	Aa3/A+	4,443,450
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aa3/AA+	6,756,540

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Illinois (continued)

	Finance Auth. Rev.,
$1,175	Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,121,702
	Leafs Hockey Club Project, Ser. A (e),
1,000	5.875%, 3/1/27	NR/NR	252,240
625	6.00%, 3/1/37	NR/NR	155,538
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	414,764
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A1/A−	12,221,400
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	NR/BBB+	933,930
	Univ. of Chicago,
165	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	160,121
10,000	5.50%, 7/1/37, Ser. B (i)	Aa1/AA	10,112,100
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA−	4,955,750

			42,162,306

	Indiana–1.3%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A1/NR	451,845
2,000	Finance Auth. Rev., U.S. Steel Corp., 6.00%, 12/1/26	Ba2/BB	1,952,280
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/A	938,700
775	5.00%, 1/15/27	NR/A	696,586
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	NR/NR	2,835,980

			6,875,391

	Iowa–1.7%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	83,815
575	5.50%, 11/15/37	NR/NR	362,687
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	8,716,507

			9,163,009

	Kentucky–0.8%
	Economic Dev. Finance Auth. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	954,230
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,875,780
1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB−	1,192,688

			4,022,698

10 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Louisiana–1.0%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
$400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB−	399,000
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	A3/BBB+	1,405,545
1,000	6.00%, 10/1/44	A3/BBB+	945,070
1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 5.50%, 5/15/47, Ser. B	Baa1/NR	1,386,605
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A−	1,230,527

			5,366,747

	Maryland–0.8%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	930,950
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	A3/NR	1,495,800
700	Charlestown Community, 6.25%, 1/1/41	NR/NR	667,296
1,000	Lifebridge Health, 6.00%, 7/1/41	A2/A	991,620

			4,085,666

	Massachusetts–1.3%
	Dev. Finance Agcy. Rev.,
300	Adventcare Project, 7.625%, 10/15/37	NR/NR	286,416
750	Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	456,420
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,733,682
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA−	1,605,088

			7,081,606

	Michigan–14.4%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	364,795
1,500	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	1,443,870
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGM)	Aa3/AA+	8,140,554
	Detroit Water Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A1/A+	25,959,600
7,555	5.00%, 7/1/34, Ser. B	A2/A	6,495,638
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,694,505
	State Hospital Finance Auth. Rev.,
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,139,777
575	6.00%, 4/1/22	A2/A	581,095
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	19,373,600

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Michigan (continued)

$10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	6,754,100

			75,947,534

	Minnesota–0.0%
125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB−	106,844

	Mississippi–0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	2,927,760
1,250	5.90%, 5/1/22	Ba1/BBB	1,222,162

			4,149,922

	Missouri–0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	214,675
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39	NR/NR	488,065

			702,740

	Nevada–0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aa1/AA+	3,848,760

	New Hampshire–0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	1,910,720

	New Jersey–4.2%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	777,190
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	Ba1/NR	300,669
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	Ba2/NR	4,546,620
	Health Care Facs. Financing Auth. Rev.,
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB−	843,330
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	992,197
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	Baa3/BB+	979,968
22,645	5.00%, 6/1/41	Baa3/BB−	13,686,638

			22,126,612

	New Mexico–0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	953,210

	New York–4.3%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,714,212
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,030,158

12 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	New York (continued)

$10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AA+	11,242,319
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (i),
4,900	5.00%, 6/15/37, Ser. D	Aa1/AAA	4,787,692
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	Aa2/AA+	3,790,400

			22,564,781

	North Carolina–0.2%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	WR/A	1,299,420

	Ohio–4.5%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	14,244,322
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	A1/AA−	415,445
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
2,400	5.875%, 6/1/30	Baa3/BB−	1,737,816
5,650	5.875%, 6/1/47	Baa3/BB−	3,760,358
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	515,340
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA−	2,385,325
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	509,150
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	243,572

			23,811,328

	Oregon–0.2%
1,000	Medford Hospital Facs. Auth. Rev., Asante Health Systems, 5.00%, 8/15/40, Ser. A (AGM)	Aa3/AA+	902,020

	Pennsylvania–2.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	973,000
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B2/BB−	683,070
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB−	651,638
670	6.00%, 7/1/35	NR/BBB−	575,630
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	959,850
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,044,550
100	Luzerne Cnty. Industrial Dev. Auth. Rev. Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	95,556

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Pennsylvania (continued)

$6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	6,199,938
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	482,510
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A−	2,762,310

			14,428,052

	Puerto Rico–1.1%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (i)	Aa3/AA+	2,190,360
3,000	5.375%, 8/1/38, Ser. C	A1/A+	2,741,880
1,000	5.50%, 8/1/42, Ser. A	A1/A+	916,520

			5,848,760

	South Carolina–1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A+	924,110
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A−	4,972,589
800	State Ports Auth. Rev., 5.25%, 7/1/40	A1/A+	766,528

			6,663,227

	Tennessee–0.7%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,244,437
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	908,130
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba3/B	1,161,480
365	5.25%, 9/1/22	Ba3/B	356,722

			3,670,769

	Texas–9.1%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,272,206
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (i)	Aaa/AAA	10,219,083
150	Municipal Gas Acquisition & Supply Corp. I Rev., 5.25%, 12/15/26, Ser. A	A2/A	137,979
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A1/A+	5,477,890
5,500	5.50%, 12/15/38	A1/A+	5,483,995
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A−	10,567,044
700	5.75%, 1/1/33, Ser. F	A3/BBB+	678,825
2,000	6.25%, 1/1/39, Ser. A	A2/A−	2,011,940
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Ca/NR	439,360

14 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Texas (continued)

$3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA−	3,191,850
8,100	Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D	A2/A	8,261,757

			47,741,929

	Virginia–0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,009,050
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	571,200

			1,580,250

	Washington–6.8%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	Baa2/NR	409,830
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,066,690
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (i)	Aa2/AA+	14,834,400
19,260	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	19,411,384

			35,722,304

	Wisconsin–0.4%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	A3/NR	920,260
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,036,720

			1,956,980

	Total Municipal Bonds & Notes (cost–$534,714,913)		512,420,625

VARIABLE RATE NOTES (a)(c)(f)(g)–2.3%
	California–0.3%
1,675	Los Angeles Community College Dist., GO, 13.66%, 8/1/33, Ser. 3096	NR/AA	1,485,055

	Florida–0.8%
5,000	Greater Orlando Aviation Auth. Rev., 9.35%, 10/1/39, Ser. 3174	NR/NR	4,366,400

	Texas–1.2%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.29%, 2/1/17, Ser. 3480	NR/AA+	6,543,030

	Total Variable Rate Notes (cost–$13,072,447)		12,394,485

SHORT-TERM INVESTMENTS–0.3%
	U.S. Treasury Obligations (h)(j)–0.3%
	U.S. Treasury Bills,
1,491	0.139%-0.158%, 8/25/11-9/15/11 (cost–$1,490,096)		1,490,096

	Total Investments (cost–$549,277,456)–100.0%		$526,305,206

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–95.0%
	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Odd Fellows Home of California, Ser. A (CA Mtg. Ins.),
$1,000	5.20%, 11/15/22	NR/A−	$982,850
11,725	5.35%, 11/15/32	NR/A−	10,363,141
1,250	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	Aa3/AA	1,190,925
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	Baa1/A	768,180
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	Baa1/A−	913,042
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	2,060,500
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA−	549,318
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB+	1,191,133
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/AA−	3,775,830
	Educational Facs. Auth. Rev. (i),
9,800	Claremont McKenna College, 5.00%, 1/1/39	Aa2/NR	9,185,344
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	Aa1/AA+	9,747,900
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	1,694,847
	Golden State Tobacco Securitization Corp. Rev.,
2,750	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	1,838,788
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	8,834,760
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/BBB+	3,212,640
13,865	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	9,271,248
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. 2002-D (b)	Aa2/AA−	234,335
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	427,730
4,000	5.75%, 9/1/39	NR/A	3,750,520
	Catholic Healthcare West, Ser. A,
1,935	6.00%, 7/1/34	A2/A	1,941,540
4,000	6.00%, 7/1/39	A2/A	3,999,560
450	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	387,724
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	509,830
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/A+	5,166,600
1,550	Paradise VY Estates, 5.25%, 1/1/26 (CA Mtg. Ins.)	NR/A−	1,549,876
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	Aa3/AA−	1,122,368

16 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Sutter Health,
$500	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA−	420,960
1,200	6.00%, 8/15/42, Ser. B	Aa3/AA−	1,188,180
	Infrastructure & Economic Dev. Bank Rev., Kaiser Hospital Assistance,
3,000	5.50%, 8/1/31, Ser. B	WR/A	2,810,130
8,000	5.55%, 8/1/31, Ser. A	NR/A+	7,542,720
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (NPFGC)	Baa1/BBB	14,376
150	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	NR/A	131,367
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/BBB+	492,880
5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	A2/A	5,018,664
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	Aa2/AA−	5,259,300
	Los Angeles Department of Water & Power Rev.(i),
6,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AA+	5,851,740
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA−	9,450,600
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa2/AA−	8,900,107
10,000	5.00%, 1/1/34, Ser. I (i)	Aa2/AA−	9,342,500
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	512,242
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	Aa3/NR	1,003,970
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (i)	Aa1/AAA	4,920,600
2,980	Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC)	A2/A+	2,674,282
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	2,909,520
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	203,124
1,000	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B (d)	NR/NR	1,000,670
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	Aa2/AA−	4,914,950
5,000	Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	Aa3/A+	4,748,650
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA−	1,101,588
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	Baa2/BBB+	1,158,488
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	NR/BBB+	1,730,488
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	4,492,250
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)	Baa1/A−	430,945
3,250	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	A1/A+	2,974,822
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	5,782,938
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM)	Aa1/AA+	12,091,060
4,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	Aa3/A+	3,840,920

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
$2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	2,151,160
1,500	San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	Baa1/BBB	1,500,060
1,500	San Jose Rev., Convention Center Expansion, 6.50%, 5/1/36 (d)	A2/A−	1,479,825
12,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	A2/A−	10,736,244
500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	472,120
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,225,836
4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A	NR/BBB+	3,628,146
	State, GO,
1,700	4.50%, 8/1/27	A1/A−	1,536,783
7,300	6.00%, 4/1/38	A1/A−	7,448,263
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	1,997,380
2,050	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	2,056,130
	Statewide Communities Dev. Auth. Rev.,
500	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB	467,950
1,300	California Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,044,472
	Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,146,324
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,146,324
4,500	Kaiser Permanente, 5.00%, 3/1/41, Ser. B	NR/A+	3,719,880
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	995,070
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A−	6,777,612
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	WR/AA−	15,033,450
	Methodist Hospital Project, (FHA),
2,000	6.625%, 8/1/29	Aa2/NR	2,230,400
7,200	6.75%, 2/1/38	Aa2/NR	7,823,880
3,100	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA−	2,874,165
	Sutter Health,
10,000	5.50%, 8/15/34, Ser. B (i)	Aa3/AA−	9,423,100
1,800	6.00%, 8/15/42, Ser. A	Aa3/AA−	1,782,270
3,505	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	2,918,053
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	6,363,927
7,000	6.00%, 6/1/42	Baa3/NR	5,159,070
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,498,220
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,271,300

18 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Torrance Rev., Torrance Memorial Medical Center, Ser. A,
$2,000	5.00%, 9/1/40	A2/A+	1,646,840
2,950	5.50%, 6/1/31	A2/A+	2,818,401
1,000	West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa2/AA−	991,370
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	1,878,780
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	959,130
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33, Ser. 2002-1	NR/NR	2,303,700
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)	A1/NR	2,754,703

	Total California Municipal Bonds & Notes (cost–$329,223,264)		318,845,898

OTHER MUNICIPAL BONDS & NOTES–4.4%
	Indiana–1.1%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(c)	NR/NR	3,740,050

	New Jersey–0.2%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	Baa3/BB+	612,480

	New York–1.0%
3,300	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (i)	Aa1/AAA	3,224,364

	Puerto Rico–2.2%
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	862,000
4,420	Public Buildings Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	A3/BBB	3,702,988
3,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	A1/A+	2,668,140

			7,233,128

	Total Other Municipal Bonds & Notes (cost–$14,668,967)		14,810,022

CALIFORNIA VARIABLE RATE NOTES (a)(c)(f)(g)–0.3%
1,000	Los Angeles Community College Dist., GO, 13.66%, 8/1/33, Ser. 3096 (cost–$996,634)	NR/AA	886,600

SHORT-TERM INVESTMENTS–0.3%
	U.S. Treasury Obligations (h)(j)–0.3%
	U.S. Treasury Bills,
1,190	0.137%-0.139%, 8/25/11-9/15/11 (cost–$1,189,295)		1,189,295

	Total Investments (cost–$346,078,160)–100.0%		$335,731,815

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–83.4%
$1,000	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43	Baa3/BBB−	$977,800
1,500	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	Baa3/BB+	1,388,730
730	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A	NR/NR	475,945
800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)	NR/NR	839,688
	Liberty Dev. Corp. Rev.,
1,050	6.375%, 7/15/49	NR/BBB−	1,044,645
	Goldman Sachs Headquarters,
1,810	5.25%, 10/1/35	A1/A	1,730,758
2,400	5.50%, 10/1/37	A1/A	2,420,064
1,500	Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A	A3/A−	1,516,245
	Metropolitan Transportation Auth. Rev.,
6,220	5.00%, 11/15/32, Ser. A (FGIC-NPFGC)	A2/A	5,823,288
500	5.00%, 11/15/34, Ser. B	NR/AA	485,800
3,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (i)	Aa2/AA−	3,087,210
200	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	194,582
500	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	447,895
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa2/AA	2,698,261
	New York City Industrial Dev. Agcy. Rev. (AGC),
600	Queens Baseball Stadium, 6.50%, 1/1/46	Aa3/AA+	633,858
2,200	Yankee Stadium, 7.00%, 3/1/49	Aa3/AA+	2,366,804
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	Second Generation Resolutions,
5,000	4.75%, 6/15/35, Ser. DD (i)	Aa2/AA+	4,738,000
1,500	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	1,449,300
3,450	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA−	3,353,676
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/BBB	898,470
600	Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36	Baa3/BBB−	574,980
	State Dormitory Auth. Rev.,
1,000	5.00%, 3/15/38, Ser. A	NR/AAA	975,400
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	WR/BBB	1,943,325
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,037,720
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	Baa1/BBB	2,751,240
3,085	New York Univ., 5.25%, 7/1/48, Ser. A	Aa3/AA−	3,010,806

20 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
$2,750	North General Hospital, 5.00%, 2/15/25	NR/AA−	2,701,298
700	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A−	668,297
250	NYU Hospitals Center, 6.00%, 7/1/40, Ser. A	Baa1/BBB+	246,580
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	WR/NR	3,743,516
1,200	Teachers College, 5.50%, 3/1/39	A1/NR	1,191,468
500	The New School, 5.50%, 7/1/40	A3/A−	492,800
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	597,395
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,505,975
2,000	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	Aa1/AA+	1,970,960
	State Urban Dev. Corp. Rev.,
2,400	5.00%, 3/15/35, Ser. B	NR/AAA	2,373,504
2,200	5.00%, 3/15/36, Ser. B-1 (i)	NR/AAA	2,156,902
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (i)	Aa2/AA−	2,023,640
1,100	TSACS, Inc. Rev., 5.125%, 6/1/42, Ser. 1	NR/BBB−	732,589
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AA+	1,896,740
600	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	A3/BBB	577,536
100	Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A	NR/BB+	90,422

	Total New York Municipal Bonds & Notes (cost–$71,849,445)		71,834,112

OTHER MUNICIPAL BONDS & NOTES–10.8%
	District of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	169,216

	Ohio–1.0%
1,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB−	831,937

	Puerto Rico–8.4%
580	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	446,322
2,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	1,724,000
	Sales Tax Financing Corp. Rev.,
4,000	5.00%, 8/1/40, Ser. A (AGM) (i)	Aa3/AA+	3,650,600
1,000	5.375%, 8/1/38, Ser. C	A1/A+	913,960
500	5.75%, 8/1/37, Ser. A	A1/A+	482,870

			7,217,752

	South Carolina–0.5%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	WR/BBB	435,642

	U.S. Virgin Islands–0.6%
500	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	Baa3/NR	482,175

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2011 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	Washington–0.1%
$135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	Baa3/BBB	132,502

	Total Other Municipal Bonds & Notes (cost–$9,838,011)		9,269,224

NEW YORK VARIABLE RATE NOTES (g)–5.8%
5,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (cost–$4,330,275)	Aa1/AAA	5,017,500

	Total Investments (cost–$86,017,731)–100.0%		$86,120,836

Notes to Schedules of Investments:

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $15,538,189 representing 3.0% of total investments for Municipal Income III and $5,785,138, representing 1.7% of total investments for California Municipal III.
(b)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(c)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued. To be settled after March 31, 2011.
(e)	In default.
(f)	Inverse Floater–The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2011.
(g)	Variable Rate Notes–Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2011.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(i)	Residual Interest Bonds held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Rates reflect the effective yields at purchase date.

Glossary:

AGC – insured by Assured Guaranty Corp.
AGM – insured by Assured Guaranty Municipal Corp.
AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed
IBC – Insurance Bond Certificate
NPFGC – insured by National Public Finance Guarantee Corp.
NR – Not Rated
PSF – Public School Fund
TCRS – Temporary Custodian Receipts
WR – Withdrawn Rating
XLCA – insured by XL Capital Assurance

22 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

(This page intentionally left blank)

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO Municipal Income Funds III Statements of Assets and Liabilities
March 31, 2011 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Assets:
Investments, at value (cost–$549,277,456, $346,078,160 and $86,017,731, respectively)	$526,305,206	$335,731,815	$86,120,836

Cash	—	3,670,372	—

Interest receivable	9,519,065	5,635,608	1,135,714

Swap premiums paid	28,440	44,240	1,580

Prepaid expenses and other assets	112,684	53,319	31,104

Total Assets	535,965,395	345,135,354	87,289,234

Liabilities:
Payable for floating rate notes issued	59,869,224	40,288,688	8,932,500

Dividends payable to common and preferred shareholders	2,262,570	1,315,731	294,914

Payable for investments purchased	1,660,000	2,470,855	545,610

Swap premiums received	428,250	280,500	70,820

Unrealized depreciation of swaps	688,177	426,123	104,598

Payable to custodian for cash overdraft	816,969	—	27,709

Investment management fees payable	261,431	166,504	42,973

Interest payable	105,723	67,214	10,495

Accrued expenses and other liabilities	151,351	169,586	63,895

Total Liabilities	66,243,695	45,185,201	10,093,514

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)	189,000,000	125,000,000	32,000,000

Net Assets Applicable to Common Shareholders	$280,721,700	$174,950,153	$45,195,720

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$322	$218	$56

Paid-in-capital in excess of par	455,480,374	308,260,906	78,883,259

Undistributed net investment income	4,331,924	3,640,574	1,089,132

Accumulated net realized loss on investments	(155,431,199)	(126,174,416)	(34,775,068)

Net unrealized depreciation of investments and swaps	(23,659,721)	(10,777,129)	(1,659)

Net Assets Applicable to Common Shareholders	$280,721,700	$174,950,153	$45,195,720

Common Shares Issued and Outstanding	32,224,054	21,827,887	5,598,296

Net Asset Value Per Common Share	$8.71	$8.01	$8.07

24 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Operations
Six Months ended March 31, 2011 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Investment Income:
Interest	$16,148,507	$9,769,184	$2,336,554

Expenses:
Investment management fees	1,575,683	1,009,581	257,489

Interest expense	225,403	133,573	32,357

Auction agent fees and commissions	154,825	99,405	27,119

Custodian and accounting agent fees	58,411	39,864	26,540

Audit and tax services	35,854	29,120	20,020

Shareholder communications	32,446	20,160	10,010

Trustees’ fees and expenses	23,114	15,106	3,640

Transfer agent fees	18,928	17,472	17,472

New York Stock Exchange listing fees	11,510	9,499	9,400

Insurance expense	7,296	4,838	1,532

Legal fees	6,920	4,690	2,322

Miscellaneous	6,533	5,987	6,169

Total Expenses	2,156,923	1,389,295	414,070

Less: custody credits earned on cash balances	(171)	(370)	(150)

Net Expenses	2,156,752	1,388,925	413,920

Net Investment Income	13,991,755	8,380,259	1,922,634

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	599,105	(5,121,055)	(184,471)

Swaps	(1,036,365)	(399,540)	(172,590)

Net change in unrealized appreciation/depreciation of:
Investments	(49,767,727)	(30,054,236)	(6,953,188)

Swaps	(688,177)	(426,123)	(104,598)

Net realized and change in unrealized loss on investments and swaps	(50,893,164)	(36,000,954)	(7,414,847)

Net Decrease in Net Assets Resulting from Investment Operations	(36,901,409)	(27,620,695)	(5,492,213)

Dividends on Preferred Shares from Net Investment Income	(398,285)	(261,917)	(67,145)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(37,299,694)	$(27,882,612)	$(5,559,358)

See accompanying Notes to Financial Statements ï 3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders

	Municipal III
	Six Months ended
	March 31, 2011	Year ended
	(unaudited)	September 30, 2010
Investment Operations:
Net investment income	$13,991,755	$27,628,585

Net realized gain (loss) on investments and swaps	(437,260)	8,381

Net change in unrealized appreciation/depreciation of investments and swaps	(50,455,904)	4,194,047

Net increase (decrease) in net assets resulting from investment operations	(36,901,409)	31,831,013

Dividends on Preferred Shares from Net Investment Income	(398,285)	(797,851)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(37,299,694)	31,033,162

Dividends to Common Shareholders from Net Investment Income	(13,519,325)	(26,934,450)

Common Share Transactions:
Reinvestment of dividends	700,920	1,819,762

Total increase (decrease) in net assets applicable to common shareholders	(50,118,099)	5,918,474

Net Assets Applicable to Common Shareholders:
Beginning of period	330,839,799	324,921,325

End of period (including undistributed net investment income of $4,331,924 and $4,257,779; $3,640,574 and $3,372,730; $1,089,132 and $994,886; respectively)	$280,721,700	$330,839,799

Common Shares Issued in Reinvestment of Dividends	69,811	175,126

26 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders (continued)

California Municipal III		New York Municipal III
Six Months ended		Six Months ended
March 31, 2011	Year ended	March 31, 2011	Year ended
(unaudited)	September 30, 2010	(unaudited)	September 30, 2010

$8,380,259	$16,631,668	$1,922,634	$3,692,800

(5,520,595)	34,880	(357,061)	51,846

(30,480,359)	1,712,656	(7,057,786)	1,471,822

(27,620,695)	18,379,204	(5,492,213)	5,216,468

(261,917)	(524,271)	(67,145)	(137,098)

(27,882,612)	17,854,933	(5,559,358)	5,079,370

(7,850,498)	(15,648,624)	(1,761,243)	(3,507,521)

366,042	938,286	116,545	300,354

(35,367,068)	3,144,595	(7,204,056)	1,872,203

210,317,221	207,172,626	52,399,776	50,527,573

$174,950,153	$210,317,221	$45,195,720	$52,399,776

41,427	101,572	13,624	33,283

See accompanying Notes to Financial Statements ï 3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO Municipal Income Fund III Statements of Cash Flows
Six Months ended March 31, 2011 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Increase in Cash from:
Cash Flows provided by (used for) Operating Activities:
Net decrease in net assets resulting from investment operations	$(36,901,409)	$(27,620,695)	$(5,492,213)

Adjustments to reconcile net decrease in net assets resulting from investment operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(51,970,428)	(29,435,967)	(7,171,231)

Proceeds from sales of long-term investments	51,591,766	24,823,612	4,443,912

Purchases of short-term portfolio investments, net	(1,490,071)	(1,189,296)	—

Net change in unrealized appreciation/depreciation of investments and swaps	50,450,646	29,720,701	7,063,172

Net realized loss on investments and swaps	437,260	6,278,759	351,675

Net amortization on investments	(139,287)	(209,542)	(30,665)

Increase in interest receivable	(181,164)	(223,241)	(63,351)

Increase in prepaid expenses and other assets	(71,699)	(19,775)	(19,506)

Increase in payable for investments purchased	910,000	2,470,855	545,610

Periodic and termination payments of swaps, net	(636,555)	(163,280)	(103,350)

Decrease in investment management fees payable	(15,451)	(12,141)	(2,023)

Decrease in accrued expenses and other liabilities	(31,533)	(26,423)	(14,573)

Net cash provided by (used for) operating activities	11,952,075	4,393,567	(492,543)

Cash Flows provided by (used for) Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $700,920, $366,042 and $116,545, respectively)	(10,961,981)	(6,437,584)	(1,418,056)

Cash receipts on issuance of floating rate notes	—	6,665,012	2,000,100

Decrease in payable to custodian for cash overdraft	(990,094)	(950,623)	(89,501)

Net cash provided by (used for) financing activities	(11,952,075)	(723,195)	492,543

Net increase in cash	—	3,670,372	—

Cash at beginning of period	—	—	—

Cash at end of period	$—	$3,670,372	$—

28 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund III (“Municipal III”), PIMCO California Municipal Income Fund III (“California Municipal III”) and PIMCO New York Municipal Income Fund III (“New York Municipal III”), each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III”, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There is no guarantee that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including each Funds’ own assumptions in determining the fair value of investments)

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds & Notes and Variable Rate Notes – Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2011 in valuing each Fund’s assets and liabilities is listed below:

Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/11

Investments in Securities – Assets
Municipal Bonds & Notes	—	$512,420,625	—	$512,420,625
Variable Rate Notes	—	12,394,485	—	12,394,485
Short-Term Investments	—	1,490,096	—	1,490,096

Total Investments in Securities – Assets	—	$526,305,206	—	$526,305,206

Other Financial Instruments* – Liabilities
Interest Rate Contracts	—	$(688,177)	—	$(688,177)

Total Investments	—	$525,617,029	—	$525,617,029

30 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

California Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/11

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$318,845,898	—	$318,845,898
Other Municipal Bonds & Notes	—	14,810,022	—	14,810,022
California Variable Rate Notes	—	886,600	—	886,600
Short-Term Investments	—	1,189,295	—	1,189,295

Total Investments in Securities – Assets	—	$335,731,815	—	$335,731,815

Other Financial Instruments* – Liabilities
Interest Rate Contracts	—	$(426,123)	—	$(426,123)

Total Investments	—	$335,305,692	—	$335,305,692

New York Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/11

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$71,834,112	—	$71,834,112
Other Municipal Bonds & Notes	—	9,269,224	—	9,269,224
New York Variable Rate Notes	—	5,017,500	—	5,017,500

Total Investments in Securities – Assets	—	$86,120,836	—	$86,120,836

Other Financial Instruments* – Liabilities
Interest Rate Contracts	—	$(104,598)	—	$(104,598)

Total Investments	—	$86,016,238	—	$86,016,238

*	Other financial instruments are derivatives not reflected in the Schedules of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the six months ended March 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Municipal III for the six months ended March 31, 2011, was as follows:

Municipal III:

		Net				Net Change
	Beginning	Purchases	Accrued	Net		in Unrealized		Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized		Appreciation/		into	out of	Balance
	9/30/10	Settlements	(Premiums)	Gain (Loss)		Depreciation		Level 3	Level 3	3/31/11

Investments in Securities – Assets
Municipal Bonds & Notes:
New Jersey	$16,045	—	—	$(1,036,209	)*	$1,020,164	*	—	—	—

Total Investments	$16,045	—	—	$(1,036,209	)*	$1,020,164	*	—	—	—

*	Security deemed worthless and removed from the Municipal III’s Schedule of Investments.

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at March 31, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions – Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds invest in RIBs and RITEs (“Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the

32 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(j) Interest Expense
Interest expense primarily relates to the Funds’ participation in floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreement transactions. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

2. Principal Risks (continued)

with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments
Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Swap Agreements
Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of

34 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at March 31, 2011:

Municipal III:

Interest Rate
Location	Contracts

Liability derivatives:
Unrealized depreciation of swaps	$(688,177)

California Municipal III:

Interest Rate
Location	Contracts

Liability derivatives:
Unrealized depreciation of swaps	$(426,123)

New York Municipal III:

Interest Rate
Location	Contracts

Liability derivatives:
Unrealized depreciation of swaps	$(104,598)

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivatives on the Statements of Operations for the six months ended March 31, 2011:

Municipal III:

Interest Rate
Location	Contracts

Net realized loss on:
Swaps	$(1,036,365)

Net change in unrealized appreciation/depreciation of:
Swaps	$(688,177)

California Municipal III:

Interest Rate
Location	Contracts

Net realized loss on:
Swaps	$(399,540)

Net change in unrealized appreciation/depreciation of:
Swaps	$(426,123)

New York Municipal III:

Interest Rate
Location	Contracts

Net realized loss on:
Swaps	$(172,590)

Net change in unrealized appreciation/depreciation of:
Swaps	$(104,598)

The average volume of derivative activity during the six months ended March 31, 2011:

Interest Rate
Swap
Agreements*

Municipal III	$12,100
California Municipal III	7,367
New York Municipal III	1,933

*	Notional amount (in thousands)

4. Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of daily net assets attributable to any Preferred Shares that were outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

36 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

5. Investments in Securities
Purchases and sales of investments, other than short-term securities, for the six months ended March 31, 2011:

		California	New York
	Municipal III	Municipal III	Municipal III

Purchases	$51,970,428	$29,435,967	$7,171,231
Sales	51,529,265	24,823,612	4,443,912

(a) Interest rate swap agreements outstanding at March 31, 2011:

Municipal III:
			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Bank of America	$16,500	6/20/42	4.75%	3-Month USD-LIBOR	$(494,540)	$(152,850)	$(341,690)
Citigroup	16,200	6/20/42	4.75%	3-Month USD-LIBOR	(485,548)	(275,400)	(210,148)
Goldman Sachs	3,600	6/20/42	4.75%	3-Month USD-LIBOR	(107,899)	28,440	(136,339)

					$(1,087,987)	$(399,810)	$(688,177)

California Municipal III:
			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Citigroup	$16,500	6/20/42	4.75%	3-Month USD-LIBOR	$(494,539)	$(280,500)	$(214,039)
Goldman Sachs	5,600	6/20/42	4.75%	3-Month USD-LIBOR	(167,844)	44,240	(212,084)

					$(662,383)	$(236,260)	$(426,123)

New York Municipal III:
			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Bank of America	$3,200	6/20/42	4.75%	3-Month USD-LIBOR	$(95,911)	$(30,020)	$(65,891)
Citigroup	2,400	6/20/42	4.75%	3-Month USD-LIBOR	(71,933)	(40,800)	(31,133)
Goldman Sachs	200	6/20/42	4.75%	3-Month USD-LIBOR	(5,994)	1,580	(7,574)

					$(173,838)	$(69,240)	$(104,598)

LIBOR – London Inter-Bank Offered Rate

(b) Floating rate notes:

The weighted average daily balance of floating rate notes outstanding during the six months ended March 31, 2011 for Municipal III, California Municipal III and New York Municipal III was $59,869,224, $33,660,309 and $8,547,981 at a weighted average interest rate, including fees, of 0.74%, 0.78% and 0.75%, respectively.

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

6. Income Tax Information
At March 31, 2011, the aggregate cost and net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)

Municipal III	$488,870,828	$13,479,177	$35,930,951	$(22,451,774)
California Municipal III	304,955,025	8,078,633	17,640,786	(9,562,153)
New York Municipal III	77,087,879	2,486,137	2,391,910	94,227

The difference between book and tax cost is attributable to Inverse Floater transactions.

7. Auction-Rate Preferred Shares
Municipal III has 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has 1,280 shares of Preferred Shares Series A outstanding, with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or default procedures in the event of auction failure).

Distributions of net realized capital gains, if any, are paid annually.

For the six months ended March 31, 2011, the annualized dividend rates ranged from:

	High	Low	At March 31, 2011

Municipal III:
Series A	0.686%	0.365%	0.381%
Series B	0.686%	0.365%	0.381%
Series C	0.686%	0.365%	0.381%
Series D	0.686%	0.365%	0.396%
Series E	0.686%	0.365%	0.396%
California Municipal III:
Series A	0.686%	0.365%	0.381%
Series B	0.686%	0.365%	0.396%
New York Municipal III:
Series A	0.686%	0.365%	0.381%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference value plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction

38 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2011 (unaudited)

7. Auction-Rate Preferred Shares (continued)

failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, equal to the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

8. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, in a lawsuit filed in the Northern District of Illinois Eastern Division, plaintiffs challenged certain trades by the Sub-Adviser in the June 2005 10 year futures contract. The Sub-Adviser’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against the Sub-Adviser. In settling this matter, the Sub-Adviser denies any liability. This settlement is purely private in nature and not a regulatory matter.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events
On April 1, 2011, the following dividends were declared to common shareholders payable May 2, 2011 to shareholders of record on April 11, 2011:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

On May 2, 2011, the following dividends were declared to common shareholders payable June 1, 2011 to shareholders of record on May 12, 2011:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 39

PIMCO Municipal Income Fund III Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended
	March 31, 2011	Year ended September 30,
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$10.29	$10.16		$10.81		$14.53		$14.90		$14.68

Investment Operations:
Net investment income	0.43	0.86		0.96		1.29		1.17		1.12

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(1.58)	0.13		(0.67)		(3.87)		(0.40)		0.26

Total from investment operations	(1.15)	0.99		0.29		(2.58)		0.77		1.38

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.02)		(0.10)		(0.30)		(0.30)		(0.27)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(1.16)	0.97		0.19		(2.88)		0.47		1.11

Dividends to Common Shareholders from Net Investment Income	(0.42)	(0.84)		(0.84)		(0.84)		(0.84)		(0.89)

Net asset value, end of period	$8.71	$10.29		$10.16		$10.81		$14.53		$14.90

Market price, end of period	$10.58	$11.45		$11.29		$11.17		$15.05		$15.70

Total Investment Return (1)	(3.67)%	9.90%		11.02%		(21.07)%		1.38%		7.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$280,722	$330,840		$324,921		$342,926		$457,914		$466,511

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.46%*	1.40	%(5)	1.92	%(5)	2.48	%(5)	2.73	%(5)	2.71	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.30%*	1.26	%(5)	1.44	%(5)	1.23	%(5)	1.10	%(5)	1.06	%(5)

Ratio of net investment income to average net assets (2)	9.44%*	8.78	%(5)	11.23	%(5)	9.39	%(5)	7.90	%(5)	7.71	%(5)

Preferred shares asset coverage per share	$62,131	$68,760		$67,977		$56,709		$67,378		$68,179

Portfolio turnover	9%	7%		58%		17%		10%		15%

*	Annualized.
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gains and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24% and 0.24%, for the years ended September 30, 2010, September 30, 2009, September 30, 2008, September 30, 2007 and September 30, 2006, respectively.

40 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended
	March 31, 2011	Year ended September 30,
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$9.65	$9.55		$11.13		$14.48		$14.83		$14.80

Investment Operations:
Net investment income	0.38	0.76		0.88		1.15		1.07		1.11

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(1.65)	0.08		(1.64)		(3.49)		(0.26)		0.13

Total from investment operations	(1.27)	0.84		(0.76)		(2.34)		0.81		1.24

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.02)		(0.10)		(0.29)		(0.29)		(0.25)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(1.28)	0.82		(0.86)		(2.63)		0.52		0.99

Dividends to Common Shareholders from Net Investment Income	(0.36)	(0.72)		(0.72)		(0.72)		(0.87)		(0.96)

Net asset value, end of period	$8.01	$9.65		$9.55		$11.13		$14.48		$14.83

Market price, end of period	$9.03	$10.39		$10.03		$10.54		$14.20		$16.94

Total Investment Return (1)	(9.47)%	11.94%		3.95%		(21.60)%		(11.38)%		19.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$174,950	$210,317		$207,173		$240,436		$311,958		$318,236

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.49%*	1.45	%(5)	1.77	%(5)	2.75	%(5)	2.94	%(5)	2.69	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.35%*	1.31	%(5)	1.48	%(5)	1.21	%(5)	1.16	%(5)	1.06	%(5)

Ratio of net investment income to average net assets (2)	9.01%*	8.39	%(5)	10.82	%(5)	8.53	%(5)	7.26	%(5)	7.56	%(5)

Preferred shares asset coverage per share	$59,988	$67,061		$66,432		$57,426		$67,140		$67,993

Portfolio turnover	7%	3%		48%		8%		7%		7%

*	Annualized.
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gains and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24% and 0.24%, for the years ended September 30, 2010, September 30, 2009, September 30, 2008, September 30, 2007 and September 30, 2006, respectively.

See accompanying Notes to Financial Statements ï 3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 41

PIMCO New York Municipal Income Fund III Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended
	March 31, 2011	Year ended September 30,
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$9.38	$9.10		$11.45		$14.57		$15.09		$15.03

Investment Operations:
Net investment income	0.34	0.66		0.78		1.11		1.03		1.07

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(1.32)	0.27		(2.40)		(3.30)		(0.48)		0.13

Total from investment operations	(0.98)	0.93		(1.62)		(2.19)		0.55		1.20

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.02)		(0.10)		(0.30)		(0.29)		(0.26)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.99)	0.91		(1.72)		(2.49)		0.26		0.94

Dividends to Common Shareholders from Net Investment Income	(0.32)	(0.63)		(0.63)		(0.63)		(0.78)		(0.88)

Net asset value, end of period	$8.07	$9.38		$9.10		$11.45		$14.57		$15.09

Market price, end of period	$8.62	$9.81		$9.65		$10.00		$13.57		$16.45

Total Investment Return (1)	(8.82)%	8.98%		4.19%		(22.55)%		(13.12)%		8.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$45,196	$52,400		$50,528		$63,151		$80,417		$82,836

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.75%*	1.66	%(5)	2.30	%(5)	3.02	%(5)	3.18	%(5)	2.89	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.61%*	1.56	%(5)	1.74	%(5)	1.34	%(5)	1.31	%(5)	1.16	%(5)

Ratio of net investment income to average net assets (2)	8.13%*	7.39	%(5)	9.42	%(5)	8.04	%(5)	6.89	%(5)	7.23	%(5)

Preferred shares asset coverage per share	$60,308	$65,936		$64,474		$58,583		$67,749		$69,042

Portfolio turnover	5%	12%		33%		7%		12%		8%

*	Annualized.
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gains and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)	During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24% and 0.24%, for the years ended September 30, 2010, September 30, 2009, September 30, 2008, September 30, 2007 and September 30, 2006, respectively.

42 PIMCO Municipal Income Funds III Semi-Annual Report ï 3.31.11 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures
(unaudited)
Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on December 14, 2010. Shareholders of the Funds’ voted as indicated below:

		Withheld
	Affirmative	Authority

Municipal III
Election of James A. Jacobson* – Class II to serve until 2013	6,011	102
Election of Alan Rappaport* – Class I to serve until 2012	6,011	102

California Municipal III

Election of James A. Jacobson* – Class II to serve until 2013	3,671	9
Election of Alan Rappaport* – Class I to serve until 2012	3,671	9

New York Municipal III

Election of James A. Jacobson* – Class II to serve until 2013	1,144	5
Election of Alan Rappaport* – Class I to serve until 2012	1,144	5

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, Hans W. Kertess, William B. Ogden, IV and John C. Maney† continued to serve as Trustees of the Funds.

*	Preferred Shares Trustee

†	Interested Trustee

Changes to Board of Trustees:

Effective December 15, 2010, the Board of Trustees appointed Bradford K. Gallagher as a Class II Trustee for the Funds to serve until 2011.

Effective March 7, 2011, the Board of Trustees appointed Deborah A. Zoullas as a Class III Trustee for the Funds to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

3.31.11 ï PIMCO Municipal Income Funds III Semi-Annual Report 43

Trustees	Fund Officers

Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport Deborah A. Zoullas	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Orhan Dzemaili
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery.

AZ606SA_033111

AGI-2011-04-01-0710

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS
(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a)	(1) Not required in this filing.
(a)	(2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)	(3) Not applicable

(b)	Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund III
By	/s/ Brian S. Shlissel
President and Chief Executive Officer
Date: June 3, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: June 3, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer
Date: June 3, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: June 3, 2011